Pruco Life Insurance Company of New Jersey	Thomas C. Castano
Vice President and Corporate Counsel
Law Department

Pruco Life Insurance Company

of New Jersey

213 Washington Street
Newark, NJ 07102-2992
(973) 802-4708 fax: (973) 802-9560

May 1, 2009

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Pruco Life of New Jersey Variable Appreciable Account

(Registration No. 333-49334)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 12 and (ii) that the text of Post-Effective Amendment No. 12 was filed electronically on April 21, 2009 (Accession No. 0000741313-09-000025).

By:	___________/s/___________
Thomas C. Castano
Vice President and Corporate Counsel
Pruco Life Insurance Company of New Jersey

via EDGAR